UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21679

UM Investment Trust II
(Exact name of registrant as specified in charter)

522 Fifth Avenue New York, New York		10036
(Address of principal executive offices)		(Zip code)

Stephen M. Benham 522 Fifth Avenue New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 480-4111

Date of fiscal year end:	March 31, 2006

Date of reporting period:	June 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

UM Investment Trust II

Schedule of Portfolio Investments as of June 30, 2005

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2005.

Undiscovered Managers Spinnaker Fund

Schedule of Portfolio Investments

As of June 30, 2005 (Unaudited)

Liquidity	Issuer	Value
Long-Term Investments — 90.8% (l)
	Investment Vehicles — 90.8%
	Capital Structure Arbitrage — 7.6%
Quarterly	HBV Rediscovered Opportunities Fund, LP	$588,947

	Equity Trading — 8.6%
Monthly	Bayou Accredited Fund, LP *	—

	Long/Short Low Net Exposure — 29.5%
Quarterly	Basix Capital Fund, LP	540,877
Quarterly	Kettle Hill Partners, LP	604,238
Quarterly	Loch Capital Fund I, LP	574,381
Monthly	Trivium Onshore Fund, LP	575,854
		2,295,350
	Multi-Strategy Trading — 6.5%
Quarterly	Sovereign Inherent Return	501,309

	Specialty Fixed Income — 17.2%
Quarterly	Footbridge Capital, LLC	662,845
Quarterly	SBA Partners, LLP	662,854
		1,325,699
	Trade Finance — 8.6%
Quarterly	Centrix Loan Participation Fund	669,129
Total Long-Term Investments — 90.8% (Cost $6,840,368)		5,380,434
Other Assets in Excess of Liabilities — 9.2%		1,712,254
Net Assets — 100.0%		$7,092,688

(l)	Security has been deemed illiquid and restricted pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
*	Based on information received subsequent to June 30, 2005, the fair value of this investment was determined to be zero.

ITEM 2. CONTROLS AND PROCEDURES.

(a)   The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UM Investment Trust II

By:	/s/ George C. W. Gatch
George C. W. Gatch
President and Principal Executive Officer
September 6, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George C. W. Gatch
George C. W. Gatch
President and Principal Executive Officer
September 6, 2005

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
Treasurer and Principal Financial Officer
September 6, 2005